A3 Alternative Credit Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 13.2%
14,709	Eagle Point Credit Co., Inc.	$148,414
9,100	Eagle Point Income Co., Inc.	131,131
5,114	FS KKR Capital Corp.	84,688
5,115	FS KKR Capital Corp. II	83,886
22,992	OFS Credit Co., Inc.	286,710
88,421	Oxford Lane Capital Corp.	478,358
84,226	Oxford Square Capital Corp.	256,889
	TOTAL CLOSED-END FUNDS
	(Cost $1,353,757)	1,470,076

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 77.2%
	Government National Mortgage Association
$617,612	1.748%, 10/20/2062[1,2,3]	29,930
3,410,189	1.692%, 5/20/2063[1,2,3]	160,273
4,605,282	1.693%, 5/20/2063[1,2,3]	309,817
1,733,842	1.315%, 6/20/2063[1,2,3]	92,509
2,266,504	1.171%, 8/20/2063[1,2,3]	61,351
1,966,567	1.469%, 3/20/2064[1,2,3]	89,862
1,695,345	1.475%, 5/20/2064[1,2,3]	114,330
1,435,464	1.540%, 10/20/2064[1,2,3]	84,117
1,594,165	1.565%, 11/20/2064[1,2,3]	113,262
832,549	3.229%, 4/20/2065[1,2,3]	60,357
2,770,354	2.595%, 6/20/2065[1,2,3]	231,471
1,371,607	2.187%, 7/20/2065[1,2,3]	89,733
463,223	2.464%, 7/20/2065[1,2,3]	44,048
766,777	1.618%, 9/20/2065[1,2,3]	52,254
1,075,125	1.906%, 9/20/2065[1,2,3]	92,391
248,057	3.569%, 11/20/2065[1,2,3]	609
786,680	3.189%, 1/20/2066[1,2,3]	58,967
947,882	3.231%, 2/20/2066[1,2,3]	74,594
1,097,789	3.050%, 4/20/2066[1,2,3]	101,361
1,255,222	2.495%, 6/20/2066[1,2,3]	118,392
2,017,150	1.631%, 9/20/2066[1,2,3]	115,818
1,733,921	1.876%, 10/20/2066[1,2,3]	127,314
1,434,910	2.324%, 10/20/2066[1,2,3]	134,686
6,665,935	2.100%, 12/20/2066[1,2,3,4]	586,857
659,996	2.186%, 1/20/2067[1,2,3]	66,850
3,825,879	3.730%, 2/20/2067[1,2,3]	403,802
1,251,949	2.153%, 4/20/2067[1,2,3]	100,009
2,022,175	2.316%, 6/20/2067[1,2,3]	197,801
1,920,952	2.128%, 8/20/2067[1,2,3]	157,910
801,076	2.298%, 8/20/2067[1,2,3]	90,020

A3 Alternative Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,812,906	2.205%, 10/20/2067[1,2,3]	$219,012
624,756	2.319%, 10/20/2067[1,2,3]	79,037
1,717,774	0.573%, 11/20/2067[1,2,3]	172,250
1,594,019	1.969%, 1/20/2068[1,2,3]	200,035
2,460,334	1.817%, 2/20/2068[1,2,3]	258,844
909,851	1.728%, 3/20/2068[1,2,3]	45,762
3,572,840	1.706%, 6/20/2069[1,2,3]	241,137
4,335,405	1.520%, 7/20/2069[1,2,3]	318,611
3,491,820	1.556%, 7/20/2069[1,2,3]	213,661
2,986,313	1.056%, 9/20/2069[1,2,3]	203,260
3,543,243	1.961%, 9/20/2069[1,2,3]	315,055
2,774,335	1.042%, 11/20/2069[1,2,3]	209,084
4,029,679	1.201%, 11/20/2069[1,2,3]	333,866
4,330,723	1.309%, 11/20/2069[1,2,3]	403,620
4,510,393	1.126%, 12/20/2069[1,2,3]	372,621
4,437,678	1.709%, 12/20/2069[1,2,3]	315,562
5,700,642	1.811%, 3/20/2070[1,2,3]	394,583
5,933,434	1.638%, 4/20/2070[1,2,3]	322,585
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $8,589,179)	8,579,280

Number of Shares
	REAL ESTATE INVESTMENT TRUSTS — 2.8%
20,200	AGNC Investment Corp.	315,120
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $281,389)	315,120

Principal Amount
	SYNDICATED PARTICIPATIONS — 2.4%
	Global Merchant Cash, Inc.
$3,988	1.30, 1/27/2021[5,6,7,8]	3,309
29,927	1.30, 2/2/2021[5,6,7,8,9]	11,971
6,348	1.39, 3/5/2021[5,6,7,8,9]	993
16,981	1.31, 3/16/2021[5,6,7,8]	13,352
7,211	1.35, 3/19/2021[5,6,7,8]	5,769
44,977	1.29, 6/13/2021[5,6,7,8]	34,781
90,309	1.30, 6/22/2021[5,6,7,8]	36,015
31,692	1.39, 6/22/2021[5,6,7,8]	15,310
49,500	1.32, 7/11/2021[5,6,7,8]	37,230
52,813	1.30, 7/18/2021[5,6,7,8]	40,808
26,112	1.36, 8/11/2021[5,6,7,8]	20,736
45,271	1.33, 9/23/2021[5,6,7,8]	33,270

A3 Alternative Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	SYNDICATED PARTICIPATIONS (Continued)
$65,100	1.40, 12/21/2021[5,6,7,8,9]	$13,020
	TOTAL SYNDICATED PARTICIPATIONS
	(Cost $391,851)	266,564

Number of Shares
	SHORT-TERM INVESTMENTS — 0.7%
71,980	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[4,10]	71,980
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $71,980)	71,980
	TOTAL INVESTMENTS — 96.3%
	(Cost $10,688,156)	10,703,020
	Other Assets Less Liabilities — 3.7%	413,561
	TOTAL NET ASSETS — 100.0%	$11,116,581

[1]	Callable.
[2]	Interest-only security.
[3]	Variable rate security. Rate shown is the rate in effect as of period end.
[4]	All or a portion of this security is segregated as collateral for futures and other derivative instruments. The market value of the securities pledged as collateral was $637,867, which represents 5.7% of total net assets of the Fund.
[5]	The Factor listed represents the repayment amount divided by the advance amount, quoted in a decimal format.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $266,564, which represents 2.4% of total net assets of the Fund.
[7]	The Maturity Date listed is an estimate of the anticipated timing of full repayment.
[8]	Restricted security. The total value of these securities is $266,564, which represents 2.4% of total net assets of the Fund.
[9]	Defaulted.
[10]	The rate is the annualized seven-day yield at period end.

A3 Alternative Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FUTURES CONTRACTS
					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	December 31, 2020	(Depreciation)
Currency Contracts
CME Bitcoin Futures	January 2021	3	$380,375	$440,775	$60,400
Total Long Contracts			380,375	440,775	60,400

TOTAL FUTURES CONTRACTS			$380,375	$440,775	$60,400